Accumulated Other Comprehensive Income (Loss)	6 Months Ended
Jun. 30, 2018
Disclosure Of Accumulated Other Comprehensive Income Loss [Abstract]
Accumulated Other Comprehensive Income (Loss)

18. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

	Defined Benefit Pension Plan	Foreign Currency Translation Adjustment	Private Equity Instruments	Total
As at December 31, 2016	(13)	908	15	910
Other Comprehensive Income (Loss), Before Tax	(12)	(142)	-	(154)
Income Tax	3	-	-	3
As at June 30, 2017	(22)	766	15	759

As at December 31, 2017	(4)	633	14	643
Other Comprehensive Income (Loss), Before Tax	(7)	217	-	210
Income Tax	2	-	-	2
As at June 30, 2018	(9)	850	14	855